Investment Properties - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investment Property [Line Items]
Repairs and maintenance expenses related to investment properties that do not generate rental income	₱ 38,000,000	₱ 27,000,000	₱ 23,000,000
Rental income relating to investment properties	67,000,000	68,000,000	₱ 74,000,000
Transfers into of Level 3 of fair value hierarchy, investment properties	0	0
Transfers out of Level 3 of fair value hierarchy, investment properties	0	₱ 0
Investment property [member]
Disclosure Of Investment Property [Line Items]
Transfers into of Level 3 of fair value hierarchy, investment properties	0
Transfers out of Level 3 of fair value hierarchy, investment properties	0
Market Approach Using Price Per Square Meter [Member] | Bottom Of Range [Member]
Disclosure Of Investment Property [Line Items]
Valuation for land, price per square meter	25,000
Market Approach Using Price Per Square Meter [Member] | Top of range [member]
Disclosure Of Investment Property [Line Items]
Valuation for land, price per square meter	₱ 30,000